Common Stock	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Common Stock

NOTE 14: COMMON STOCK

Common Stock

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases were made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program were determined by management based upon market conditions and other factors. Repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. The program did not require any minimum repurchase or any specific number or amount of shares of common stock and was suspended or reinstated at any time in Navios Acquisition’s discretion and without notice. Repurchases were subject to restrictions under Navios Acquisition’s credit facilities and indenture. The program expired in February 2020. Up to the expiration, the Company had repurchased and cancelled 735,251 shares of common stock, at a total cost of approximately $7,493.

Continuous Offering Program

On November 29, 2019, as further updated on December 23, 2019 to provide for Navios Acquisition’s replacement of its expiring universal shelf, Navios Acquisition entered into a Continuous Offering Program Sales Agreement, pursuant to which Navios Acquisition may issue and sell from time to time through the sales agent shares of common stock having an aggregate offering price of up to $25,000. The sales were being made pursuant to a prospectus supplement as part of a shelf registration statement which was set to expire in December 2019. Navios Acquisition went effective on a new shelf registration statement which was declared effective on December 23, 2019. Accordingly, an updated Continuous Offering Program Sales Agreement (the “Sales Agreement”) was entered into on December 23, 2019. As before, the Sales Agreement contains, among other things, customary representations, warranties and covenants by Navios Acquisition and indemnification obligations of the parties thereto as well as certain termination rights for such parties. As of June 30, 2021, since the commencement of the program, Navios Acquisition had issued 1,776,017 shares of common stock and received net proceeds of $8,112.

As of June 30, 2021, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock of which 17,379,388 were issued and outstanding.

Stock based compensation

During the fiscal year 2020 and the six month period ended June 30, 2021, the Company did not authorize and issue any restricted shares of common stock to its directors and officers.

2018

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted common stock are entitled to dividends paid on the same schedule as paid to the common stock-holders of the company.

The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $5.36 per share (or total fair value of $693).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above was $25 and $47 for the three months periods ended June 30, 2021 and 2020 respectively, and is reflected in general and administrative expenses on the condensed consolidated statements of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash (used in)/ provided by operating activities on the condensed consolidated statements of cash flows. For the six month period ended June 30, 2021 and 2020, the effect of compensation expense arising from the stock-based arrangement described above amounted to $50 and $94, respectively.

There were no restricted stock or stock options exercised, forfeited or expired, that were issued in 2018, during the six month period ended June 30, 2021.

As of each of June 30, 2021 and December 31, 2020, there remained 63,635 restricted shares outstanding, that were issued in 2018, that had not yet vested.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $91 as of June 30, 2021 and is expected to be recognized over the weighted average time to vest of 1.5 years.

2017

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years.

The holders of restricted common stock are entitled to dividends paid on the same schedule as paid to the common stock holders of the Company. The fair value of restricted common stock is determined by reference to the quoted stock price on the date of grant of $17.70 per share (or total fair value of $2,094).

Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the stock-based arrangement described above was $33 and $76 for the three month period ended June 30, 2021 and 2020, respectively, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net (loss)/ income to net cash (used in)/ provided by operating activities on the condensed consolidated statements of cash flows. For the six month period ended June 30, 2021 and 2020, the effect of compensation expense arising from the stock-based arrangement described above amounted to $65 and $152, respectively.

There were no restricted stock or stock options exercised, forfeited or expired, that were issued in 2017, during the six month period ended June 30, 2021.

As of each of June 30, 2021 and December 31, 2020, there remained 29,251 restricted shares outstanding, that were issued in 2017, that had not yet vested.

The estimated compensation cost relating to service conditions of non-vested restricted stock, not yet recognized was $59 as of June 30, 2021 and is expected to be recognized over the weighted average time to vest of 0.5 years.